Stockholders’ Deficit (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 01, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued		0	0	0
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares outstanding		30,682,590	30,682,590	30,682,590
Number of shares of common stock issued as collateral			0	4,255,319
Number of warrants expired		146,342	282,533	332,962
Number of warrants exercised		(0)	(0)	(0)
Intrinsic value of outstanding warrants			$ 0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants expired		146,342
Number of warrants exercised		0
Intrinsic value of outstanding warrants		$ 0
Chief Financial Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares of cancelled common shares	21,610